TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1],[2]	$ 34,030	$ 35,636
Property, equipment and intangibles		28,645	29,055
Inventory accrual		2,268	1,460
Vacation accrual		662	686
Supplementary tax advances		1,530	1,274
Deferred revenues		0	193
Research and development costs		7,056	5,167
Other temporary differences		883	1,860
Gross deferred tax assets		75,074	75,331
Valuation allowance		(57,667)	(56,491)
Net deferred tax assets		17,407	18,840
Gross deferred tax liabilities
Property, equipment and intangibles		(5,511)	(7,042)
Other temporary differences		0	(314)
Gross deferred tax liabilities		(5,511)	(7,356)
Net deferred tax assets		$ 11,896	$ 11,484

[1]	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.
[2]	The amounts are presented after reduction for unrecognized tax benefits of $3,241 and $2,860 as of December 31, 2024 and 2023, respectively.